Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
Schedule of indefinite life intangible assets
	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2020	$608,021	$17,000	$65,822	$690,843
Additions	—	—	5	5
Disposals/retirements	—	—	(229)	(229)
Impact of foreign exchange	(808)	—	(757)	(1,565)
Cost as at December 31, 2020 and January 1, 2021	607,213	17,000	64,841	689,054
Additions	—	—	—	—
Disposals/retirements	—	—	—	—
Impact of foreign exchange	(268)	—	(449)	(717)
Cost as at December 31, 2021	$606,945	$17,000	$64,392	$688,337
Accumulated impairment as at January 1, 2020	$(1,100)	$—	$—	$(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2020 and January 1, 2021	(1,100)	—	—	(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2021	$(1,100)	$—	$—	$(1,100)
Net carrying values
As at December 31, 2020	$606,113	$17,000	$64,841	$687,954
As at December 31, 2021	$605,845	$17,000	$64,392	$687,237

Schedule of finite life intangible assets
	Revenue backlog	Customer relationships	Customer contracts	Transponder rights	Concession rights	Software	Other	Total finite life intangible assets
Cost as at January 1, 2020	$223,664	$198,476	$12,858	$16,718	$30,148	$—	$59	$481,923
Additions	—	—	—	—	24	—	—	24
Disposals/retirements	—	(3,943)	(240)	—	—	—	—	(4,183)
Impact of foreign exchange	—	12	—	—	(7,258)	—	—	(7,246)
Cost as at December 31, 2020 and January 1, 2021	223,664	194,545	12,618	16,718	22,914	—	59	470,518
Additions	—	—	—	—	75	2,770	—	2,845
Disposals/retirements	—	—	—	—	(411)	—	—	(411)
Impact of foreign exchange	—	(19)	—	—	(1,501)	—	—	(1,520)
Cost as at December 31, 2021	$223,664	$194,526	$12,618	$16,718	$21,077	$2,770	$59	$471,432
Accumulated amortization and impairment as at January 1, 2020	$(202,783)	$(137,917)	$(6,951)	$(12,944)	$(8,240)	$—	$(40)	$(368,875)
Amortization	(6,198)	(6,847)	(834)	(1,078)	(2,235)	—	(3)	(17,195)
Disposals/retirements	—	3,943	240	—	—	—	—	4,183
Impact of foreign exchange	—	(70)	—	—	2,675	—	—	2,605
Accumulated amortization and impairment as at December 31, 2020 and January 1, 2021	(208,981)	(140,891)	(7,545)	(14,022)	(7,800)	—	(43)	(379,282)
Amortization	(5,590)	(6,894)	(845)	(1,078)	(1,453)	(277)	(4)	(16,141)
Disposals/retirements	—	—	—	—	411	—	—	411
Impact of foreign exchange	—	13	—	—	408	—	—	421
Accumulated amortization and impairment as at December 31, 2021	$(214,571)	$(147,772)	$(8,390)	$(15,100)	$(8,434)	$(277)	$(47)	$(394,591)
Net carrying values
As at December 31, 2020	$14,683	$53,654	$5,073	$2,696	$15,114	$—	$16	$91,236
As at December 31, 2021	$9,093	$46,754	$4,228	$1,618	$12,643	$2,493	$12	$76,841

Schedule of indefinite and finite life intangible assets
	As at December 31, 2021			As at December 31, 2020
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangibles	$688,337	$(1,100)	$687,237	$689,054	$(1,100)	$687,954
Finite life intangibles	471,432	(394,591)	76,841	470,518	(379,282)	91,236
Total intangibles	$1,159,769	$(395,691)	$764,078	$1,159,572	$(380,382)	$779,190

Schedule of remaining useful lives of the intangible assets
Years
Revenue backlog	3
Customer relationships	5 to 7
Customer contracts	5
Transponder rights	1
Concession rights	1 to 15
Software	5
Patent	4

Schedule of discount rates
	2021	2020
Geo royalties	7.5%	8.0%
Leo royalties	17.5%	17.5%

Schedule of growth rate assumptions
	2021	2020
Geo	—%	—%
Leo	3.0%	3.0%